Property and Equipment (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Property, Plant and Equipment [Line Items]
Depreciation	$ 195,387	$ 5,781
Interest Costs Capitalized	$ 256,235	$ 822,700
Equipment [Member] | Series C-1 Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Stock Issued During Period, Shares, Purchase of Assets	5,413
Prefered stock Series C-1 issued for a reduction in liabilities	$ 64,950